Fair Values of Company's Pension Plans Assets (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amount of Employer and Related Party Securities Included in Plan Assets	¥ 572	¥ 565
Japanese Companies Equity Securities | Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	25.00%	20.00%
Foreign Corporate Equity Securities | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	75.00%	80.00%
Corporate Bonds | Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	15.00%	5.00%
Corporate Bonds | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	15.00%	70.00%
Japanese Municipal Bonds Securities | Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	5.00%	5.00%
Japanese Government Bond Securities | Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	30.00%	65.00%
Japanese Government Bond Securities | Japanese Plans | Total Japanese Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	85.00%	30.00%
Foreign Government Bonds | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	15.00%	70.00%
Foreign Government Debt Securities | Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	50.00%	25.00%
Foreign Government Debt Securities | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	85.00%	30.00%